ADVERTISING AND PROMOTION (Tables)	12 Months Ended
Dec. 31, 2016
ADVERTISING AND PROMOTION
Schedule of advertising and promotion expenses

	Year ended December 31,
	2014	2015	2016	2016
	RMB	RMB	RMB	(Note2) USD
				Unaudited

Advertising expenses	179,914	221,859	510,031	73,460
Sales agent expenses	105,818	—	44,260	6,375

Total	285,732	221,859	554,291	79,835